LOSS PER SHARE - Additional Information (Detail) - ¥ / shares	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Weighted average ordinary shares outstanding---basic	27,715,937,039	1,728,612,425
Common Stock [Member]
Antidilutive Securities Excluded From Computation Of EPS	0	364,641,420
Share-based Payment Arrangement, Option [Member]
Weighted average ordinary shares outstanding---basic	3,590,027	0
Share options vested	3,590,027
Exercise price of stock options exercisable	¥ 0
Antidilutive Securities Excluded From Computation Of EPS	37,690,027	34,200,000
Convertible Bonds And Warrants Attached [Member]
Antidilutive Securities Excluded From Computation Of EPS	0	14,349,000